Fair Value Measurement (Details) - EBP 203 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,385,430,490	$ 1,352,617,779
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	72,777,042	75,061,339
Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	728,146,074	1,013,826,271
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	17,442,537	23,836,612
Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	26,891,469	22,971,773
The Toro Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	185,416,083	216,921,784
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	302,527,131	338,791,508
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	72,777,042	75,061,339
Level 1 | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	17,442,537	23,836,612
Level 1 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	26,891,469	22,971,773
Level 1 | The Toro Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	185,416,083	216,921,784
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	728,146,074	1,013,826,271
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	728,146,074	1,013,826,271
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | The Toro Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | The Toro Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	$ 0
Fair Value Measured at Net Asset Value Per Share | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 354,757,285